Regulatory Matters (Details Textual)	12 Months Ended
Dec. 31, 2014
Schedule of regulatory matters [Line Items]
Derivative, Credit Risk	one of four risk weights (0%, 20%, 50% and 100%) is applied to the different balance sheet and off-balance sheet assets, primarily based on the relative credit risk of the counterparty.
Derivative Conversion Factors	One of four credit conversion factors (0%, 20%, 50% and 100%) is assigned to loan commitments based on the likelihood of the off-balance sheet item becoming an asset.